Finance costs-net	12 Months Ended
Dec. 31, 2019
Finance costs-net
Finance costs-net

9           Finance costs — net

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Finance income
Interest income on bank deposits	2,128	129,435	128,261

Finance costs
Interest expense on borrowings	(79,454)	(145,968)	(149,279)
Interest expense on lease liabilities	(6,136)	(10,175)	(10,785)
Interest expense on redemption liability	—	(4,511)	(12,608)
Bank charges	(121)	(2,788)	(2,159)
	(85,711)	(163,442)	(174,831)

	(83,583)	(34,007)	(46,570)